Related-party transactions (Tables)	9 Months Ended
Oct. 31, 2019
Related Party [Abstract]
Disclosure of transactions between related parties
The aggregate emoluments of the Directors of the Company are shown below.

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
	£000s	£000s	£000s	£000s
Aggregate emoluments	142	145	421	474
Pension contributions	7	6	19	16
	149	151	440	490

The aggregate emoluments of the Directors of the Company and key management are shown below.

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
	£000s	£000s	£000s	£000s
Aggregate emoluments	287	386	857	1,036
Pension contributions	18	14	53	42
	305	400	910	1,078